Schedule of Investments (unaudited)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Azerbaijan — 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	$53,475	$54,287,285

Bahrain — 0.2%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(a)	26,645	27,098,764

Chile — 0.9%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(a)	19,492	17,174,401
3.15%, 01/14/30 (Call 10/14/29)(a)	18,051	15,972,066
3.63%, 08/01/27 (Call 05/01/27)(a)	22,612	21,299,373
3.70%, 01/30/50 (Call 07/30/49)(a)	46,546	34,689,338
4.38%, 02/05/49 (Call 08/05/48)(a)	21,814	18,169,317
4.50%, 08/01/47(a)	21,638	18,372,609
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50 (Call 11/07/49)(a)	17,211	14,811,959
		140,489,063
China — 1.9%
CNAC HK Finbridge Co. Ltd.
3.00%, 09/22/30(a)	17,354	14,681,484
4.13%, 07/19/27(a)	17,315	16,341,031
5.13%, 03/14/28(a)	30,912	30,188,041
Minmetals Bounteous Finance BVI Ltd., 3.38%,
(Call 09/03/24), (5-year CMT + 5.209%)(a)(b)(c)	14,114	13,667,998
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	16,900	16,201,016
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)	22,394	21,533,622
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)	18,422	17,646,065
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(a)	20,276	18,503,067
2.15%, 05/13/25 (Call 04/13/25)(a)	15,060	14,181,701
2.30%, 01/08/31 (Call 10/08/30)(a)	21,214	18,195,778
2.70%, 05/13/30 (Call 02/13/30)(a)	26,056	23,225,537
2.95%, 11/12/29 (Call 08/12/29)(a)	17,786	15,990,859
SPIC MTN Co. Ltd., 1.63%, 07/27/25(a)	17,280	15,967,066
State Grid Overseas Investment 2016 Ltd., 3.50%, 05/04/27(a)	40,823	38,971,677
State Grid Overseas Investment BVI Ltd., 1.63%, 08/05/30 (Call 05/05/30)(a)	19,924	16,383,505
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)	16,933	15,957,320
		307,635,767
Indonesia — 0.9%
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(a)	10,859	10,613,804
5.45%, 05/15/30 (Call 02/15/30)(a)	11,182	10,881,484
Pelabuhan Indonesia Persero PT, 4.25%, 05/05/25(a)	9,480	9,272,483
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(a)	11,224	10,137,180
4.18%, 01/21/50 (Call 07/21/49)(a)	11,313	8,910,119
5.63%, 05/20/43(a)	15,282	14,673,623
6.00%, 05/03/42(a)	12,951	12,924,580
6.45%, 05/30/44(a)	16,566	17,207,932
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(a)	16,740	15,966,110
Security	Par (000)	Value

Indonesia (continued)
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.00%, 06/30/50 (Call 12/30/49)(a)	$11,061	$7,984,493
5.25%, 10/24/42(a)	10,625	9,601,600
5.45%, 05/21/28(a)	11,306	11,258,515
6.15%, 05/21/48(a)	10,892	10,661,090
		150,093,013
Malaysia — 1.8%
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)	33,971	28,317,206
3.40%, 04/28/61 (Call 10/28/60)(a)	47,686	33,635,797
3.50%, 03/18/25(a)	39,168	37,918,541
3.50%, 04/21/30 (Call 01/21/30)(a)	60,597	55,737,121
4.50%, 03/18/45(a)	40,479	36,923,729
4.55%, 04/21/50 (Call 10/21/49)(a)	74,010	67,253,627
4.80%, 04/21/60 (Call 10/21/59)(a)	26,132	24,461,643
		284,247,664
Mexico — 2.5%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(a)	8,783	8,526,976
Comision Federal de Electricidad, 4.69%, 05/15/29 (Call 03/15/29)(a)	10,768	9,794,680
Mexico City Airport Trust, 5.50%, 07/31/47 (Call 01/31/47)(a)	18,334	15,790,157
Petroleos Mexicanos
4.50%, 01/23/26	9,896	8,813,872
5.35%, 02/12/28	17,648	14,462,536
5.95%, 01/28/31 (Call 10/28/30)	33,031	24,442,940
6.35%, 02/12/48	14,172	8,761,839
6.38%, 01/23/45	10,366	6,564,270
6.49%, 01/23/27 (Call 11/23/26)	13,477	11,957,468
6.50%, 03/13/27	35,766	31,669,005
6.50%, 01/23/29	10,392	8,633,154
6.50%, 06/02/41	13,795	8,913,294
6.63%, 06/15/35	24,665	17,505,984
6.70%, 02/16/32 (Call 11/16/31)	60,362	46,472,704
6.75%, 09/21/47	49,408	31,670,528
6.84%, 01/23/30 (Call 10/23/29)	20,882	16,658,824
6.88%, 08/04/26	21,784	20,194,313
6.95%, 01/28/60 (Call 07/28/59)	32,717	20,693,502
7.69%, 01/23/50 (Call 07/23/49)	70,864	48,835,926
8.75%, 06/02/29 (Call 04/02/29)	16,740	15,235,632
10.00%, 02/07/33 (Call 11/07/32)(d)	13,949	12,906,312
10.00%, 02/07/33	3,838	3,551,110
		392,055,026
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61 (Call 08/11/60)(a)	26,056	21,077,220
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(a)	20,992	16,675,205
		37,752,425
Peru — 0.3%
Petroleos del Peru SA
4.75%, 06/19/32(a)	22,515	17,145,173
5.63%, 06/19/47(a)	49,085	32,435,368
		49,580,541
Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/02/24(a)	17,934	18,328,907

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Qatar — 0.9%
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(a)	$21,847	$19,611,615
2.25%, 07/12/31 (Call 04/12/31)(a)	49,111	40,868,701
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(a)	48,567	36,860,410
3.30%, 07/12/51 (Call 01/12/51)(a)	55,496	40,507,640
		137,848,366
Saudi Arabia — 0.5%
Gaci First Investment Co.
4.75%, 02/14/30 (Call 01/14/30)(a)	17,574	17,277,702
4.88%, 02/14/35 (Call 11/14/34)(a)	19,248	18,413,022
5.00%, 10/13/27 (Call 09/13/27)(a)	12,385	12,321,589
5.13%, 02/14/53 (Call 08/14/52)(a)	16,999	15,230,084
5.25%, 10/13/32 (Call 07/13/32)(a)	12,575	12,744,511
		75,986,908
South Africa — 0.5%
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(a)	23,907	22,799,867
7.13%, 02/11/25(a)	30,754	30,516,579
Transnet SOC Ltd., 8.25%, 02/06/28(a)	24,833	24,685,989
		78,002,435
United Arab Emirates — 1.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	24,790	22,749,535
DP World Crescent Ltd.
3.88%, 07/18/29(a)	11,758	11,035,941
4.85%, 09/26/28(a)	11,258	11,118,063
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	14,066	13,345,117
6.85%, 07/02/37(a)	19,770	21,614,146
DP World Salaam, 6.00%, (Call 10/01/25),
(5-year CMT + 5.750%)(a)(b)(c)	16,754	16,645,937
MDGH GMTN RSC Ltd.
2.50%, 11/07/24 (Call 10/07/24)(a)	7,037	6,757,068
2.50%, 05/21/26 (Call 04/21/26)(a)	11,622	10,875,868
2.88%, 11/07/29 (Call 08/07/29)(a)	11,547	10,356,620
2.88%, 05/21/30 (Call 02/21/30)(a)	11,197	9,928,156
3.38%, 03/28/32 (Call 12/28/31)(a)	10,960	9,841,203
3.40%, 06/07/51 (Call 12/07/50)(a)	11,609	8,747,382
3.70%, 11/07/49 (Call 05/07/49)(a)	15,944	12,667,667
3.95%, 05/21/50 (Call 11/21/49)(a)	22,667	18,790,490
4.38%, 11/22/33	12,615	12,141,937
5.50%, 04/28/33 (Call 01/28/33)(a)	12,350	12,977,750
		209,592,880
Venezuela — 0.0%
Petroleos de Venezuela SA
0.00%, 02/17/22(a)(e)(f)	14,002	490,080
0.00%, 05/16/24(a)(e)(f)	32,388	1,133,559
0.00%, 04/12/37(a)(e)(f)	22,444	785,547
5.38%, 04/12/27(a)(e)(f)	24,185	846,475
6.00%, 11/15/26(a)(e)(f)	30,450	1,065,763
9.00%, 11/17/21(a)(e)(f)	28,268	989,382
9.75%, 05/17/35(a)(e)(f)	31,912	1,116,898
		6,427,704

Total Corporate Bonds & Notes — 12.3%
(Cost: $2,389,004,566)		1,969,426,748
Security	Par (000)	Value

Foreign Government Obligations(g)

Angola — 1.2%
Angolan Government International Bond
8.00%, 11/26/29(a)	$46,929	$41,401,233
8.25%, 05/09/28(a)	45,704	41,926,107
8.75%, 04/14/32(a)	47,010	41,159,135
9.13%, 11/26/49(a)	33,731	27,244,529
9.38%, 05/08/48(a)	47,246	39,010,550
		190,741,554
Argentina — 1.6%
Argentine Republic Government International Bond
0.75%, 07/09/30 (Call 08/31/23)(h)	194,787	66,950,126
1.00%, 07/09/29 (Call 08/31/23)	31,655	10,585,576
3.50%, 07/09/41 (Call 08/31/23)(h)	127,357	41,130,017
3.63%, 07/09/35 (Call 08/31/23)(h)	249,142	77,620,069
3.63%, 07/09/46 (Call 08/31/23)(h)	28,563	8,903,366
4.25%, 01/09/38 (Call 08/31/23)(h)	137,217	49,328,330
		254,517,484
Azerbaijan — 0.2%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(a)	29,025	24,792,865

Bahrain — 2.8%
Bahrain Government International Bond
5.25%, 01/25/33(a)	28,499	25,493,495
5.45%, 09/16/32(a)	26,934	24,649,189
5.63%, 09/30/31(a)	27,420	25,657,168
5.63%, 05/18/34(a)	26,938	24,111,396
6.00%, 09/19/44(a)	33,432	27,469,737
6.75%, 09/20/29(a)	33,633	33,781,658
7.00%, 01/26/26(a)	30,605	31,142,424
7.00%, 10/12/28(a)	43,265	44,632,607
7.38%, 05/14/30(a)	26,390	27,286,204
7.75%, 04/18/35(a)	26,687	27,608,235
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	26,952	27,501,282
CBB International Sukuk Programme Co.
3.88%, 05/18/29(a)	27,205	24,521,227
3.95%, 09/16/27(a)	27,276	25,523,244
4.50%, 03/30/27(a)	27,750	26,548,703
6.25%, 11/14/24(a)	21,569	21,554,764
CBB International Sukuk Programme Co. WLL, 6.25%, 10/18/30	27,343	27,777,754
		445,259,087
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	25,601	17,486,251

Brazil — 3.6%
Brazilian Government International Bond
2.88%, 06/06/25	27,812	26,448,100
3.75%, 09/12/31	26,890	23,355,310
3.88%, 06/12/30	62,326	55,756,216
4.25%, 01/07/25	65,429	64,164,257
4.50%, 05/30/29 (Call 02/28/29)	35,625	33,875,813
4.63%, 01/13/28 (Call 10/13/27)	53,281	51,809,379
4.75%, 01/14/50 (Call 07/14/49)	68,456	52,376,370
5.00%, 01/27/45	57,859	46,879,676
5.63%, 01/07/41	39,209	35,614,711
5.63%, 02/21/47	48,200	42,148,972

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
6.00%, 04/07/26	$38,482	$39,384,403
6.00%, 10/20/33	40,257	39,914,815
7.13%, 01/20/37	29,051	31,476,177
8.25%, 01/20/34	24,198	28,118,802
		571,323,001
Chile — 2.4%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	29,932	25,522,717
2.55%, 01/27/32 (Call 10/27/31)	25,575	21,638,752
2.55%, 07/27/33 (Call 04/27/33)	39,946	32,409,788
2.75%, 01/31/27 (Call 12/31/26)	26,637	24,730,590
3.10%, 05/07/41 (Call 11/07/40)	48,111	35,937,474
3.10%, 01/22/61 (Call 07/22/60)	35,586	23,196,378
3.24%, 02/06/28 (Call 11/06/27)	31,434	29,355,898
3.25%, 09/21/71 (Call 03/21/71)	17,581	11,368,050
3.50%, 01/31/34 (Call 10/31/33)	25,983	22,803,201
3.50%, 01/25/50 (Call 07/25/49)	39,708	29,827,061
3.50%, 04/15/53 (Call 10/15/52)	25,847	19,208,198
3.86%, 06/21/47	15,754	12,893,389
4.00%, 01/31/52 (Call 07/31/51)	17,661	14,415,791
4.34%, 03/07/42 (Call 09/07/41)	35,864	31,689,789
4.95%, 01/05/36	21,350	21,032,739
5.33%, 01/05/54 (Call 07/05/53)	23,996	23,816,372
		379,846,187
China — 1.7%
China Development Bank, 1.00%, 10/27/25(a)	16,912	15,363,537
China Government International Bond
0.55%, 10/21/25(a)	40,499	36,656,050
0.75%, 10/26/24	12,071	11,443,187
1.20%, 10/21/30(a)	35,535	29,308,913
1.25%, 10/26/26(a)	26,489	23,614,678
1.75%, 10/26/31(a)	16,319	13,760,018
1.95%, 12/03/24(a)	29,197	27,985,908
2.13%, 12/03/29(a)	34,958	30,938,879
2.63%, 11/02/27(a)	16,792	15,715,633
3.50%, 10/19/28(a)	17,240	16,630,049
Export-Import Bank of China (The)
2.88%, 04/26/26(a)	17,153	16,215,760
3.63%, 07/31/24(a)	3,000	2,943,630
3.88%, 05/16/26	25,444	24,818,332
		265,394,574
Colombia — 3.1%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	29,264	23,501,918
3.13%, 04/15/31 (Call 01/15/31)	47,696	37,226,728
3.25%, 04/22/32 (Call 01/22/32)	35,770	27,355,107
3.88%, 04/25/27 (Call 01/25/27)	35,270	32,403,960
3.88%, 02/15/61 (Call 08/15/60)	23,495	13,887,895
4.13%, 02/22/42 (Call 08/22/41)	18,686	12,483,182
4.13%, 05/15/51 (Call 11/15/50)	28,053	17,617,284
4.50%, 01/28/26 (Call 10/28/25)	27,761	26,685,539
4.50%, 03/15/29 (Call 12/15/28)	36,462	32,579,162
5.00%, 06/15/45 (Call 12/15/44)	83,761	60,217,458
5.20%, 05/15/49 (Call 11/15/48)	52,293	37,952,691
5.63%, 02/26/44 (Call 08/26/43)	45,288	35,244,480
6.13%, 01/18/41	45,411	38,581,186
7.38%, 09/18/37	33,384	32,943,999
7.50%, 02/02/34 (Call 11/02/33)	40,686	41,065,600
Security	Par (000)	Value

Colombia (continued)
8.00%, 04/20/33 (Call 01/20/33)	$29,188	$30,639,227
		500,385,416
Costa Rica — 0.8%
Costa Rica Government International Bond
6.13%, 02/19/31(a)	31,859	31,794,645
6.55%, 04/03/34 (Call 01/03/34)(a)	40,289	40,759,978
7.00%, 04/04/44(a)	26,381	26,105,319
7.16%, 03/12/45(a)	34,934	35,177,839
		133,837,781
Dominican Republic — 3.2%
Dominican Republic International Bond
4.50%, 01/30/30(a)	45,246	40,049,497
4.88%, 09/23/32(a)	69,661	60,299,258
5.30%, 01/21/41(a)	34,177	27,552,130
5.50%, 01/27/25(a)	27,965	27,572,371
5.50%, 02/22/29 (Call 12/22/28)(a)	38,504	36,521,044
5.88%, 01/30/60(a)	72,832	57,516,887
5.95%, 01/25/27(a)	37,728	37,248,100
6.00%, 07/19/28(a)	29,701	29,053,221
6.00%, 02/22/33(a)	39,923	37,479,712
6.40%, 06/05/49(a)	33,428	29,137,851
6.50%, 02/15/48(a)	22,498	20,001,847
6.85%, 01/27/45(a)	44,558	41,434,039
6.88%, 01/29/26(a)	38,227	38,569,132
7.45%, 04/30/44(a)	34,401	34,373,823
		516,808,912
Ecuador — 0.9%
Ecuador Government International Bond
0.00%, 07/31/30(a)(i)	27,398	7,787,626
2.50%, 07/31/40(a)(h)	79,152	24,761,173
3.50%, 07/31/35(a)(h)	199,809	68,456,541
6.00%, 07/31/30(a)(h)	94,466	44,809,029
		145,814,369
Egypt — 2.4%
Egypt Government International Bond
5.80%, 09/30/27(a)	27,283	19,857,113
5.88%, 06/11/25(a)	34,402	29,872,633
5.88%, 02/16/31(a)	35,862	22,183,516
6.59%, 02/21/28(a)	29,882	21,510,259
7.05%, 01/15/32(a)	23,727	15,035,325
7.30%, 09/30/33(a)	27,186	16,756,499
7.50%, 01/31/27(a)	46,530	36,676,807
7.50%, 02/16/61(a)	35,658	19,428,618
7.60%, 03/01/29(a)	40,590	29,144,026
7.63%, 05/29/32(a)	41,583	26,795,669
7.90%, 02/21/48(a)	36,065	19,920,863
8.50%, 01/31/47(a)	59,339	34,532,925
8.70%, 03/01/49(a)	36,222	21,086,637
8.88%, 05/29/50(a)	48,393	28,459,923
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(a)	35,873	34,630,001
		375,890,814
El Salvador — 0.3%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(a)	29,334	18,003,156
7.65%, 06/15/35(a)	25,538	16,546,326
9.50%, 07/15/52 (Call 01/15/52)(a)	26,904	18,795,134
		53,344,616

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(a)	$25,763	$17,600,509

Gabon — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(a)	26,110	22,051,723

Ghana — 0.8%
Ghana Government International Bond
6.38%, 02/11/27(a)(e)(f)	31,956	14,429,412
7.63%, 05/16/29(a)(e)(f)	26,919	12,115,703
7.75%, 04/07/29(a)(e)(f)	26,051	11,740,144
7.88%, 02/11/35(a)(e)(f)	25,013	11,398,424
8.13%, 01/18/26(a)(e)(f)	24,922	11,748,605
8.13%, 03/26/32(a)(e)(f)	32,685	14,814,803
8.63%, 04/07/34(a)(e)(f)	25,976	11,761,673
8.63%, 06/16/49(a)(e)(f)	26,320	11,617,122
8.95%, 03/26/51(a)(e)(f)	25,551	11,272,079
10.75%, 10/14/30(a)(e)(f)	27,038	19,104,240
		130,002,205
Guatemala — 0.4%
Guatemala Government Bond
6.13%, 06/01/50 (Call 12/01/49)(a)	36,890	34,256,054
6.60%, 06/13/36(d)	27,020	27,654,970
6.60%, 06/13/36 (Call 03/13/36)(a)	200	204,700
		62,115,724
Hungary — 2.5%
Hungary Government International Bond
2.13%, 09/22/31(a)	60,492	47,206,747
3.13%, 09/21/51(a)	54,062	34,560,215
5.25%, 06/16/29(a)	46,314	45,359,468
5.50%, 06/16/34(a)	33,633	32,725,918
6.13%, 05/22/28(a)	44,399	45,185,306
6.25%, 09/22/32(a)	47,581	48,821,437
6.75%, 09/25/52(a)	33,712	35,237,131
7.63%, 03/29/41	44,666	50,604,345
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(Call 11/04/27)(a)	32,773	32,773,655
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	29,575	29,946,462
		402,420,684
India — 0.8%
Export-Import Bank of India
2.25%, 01/13/31(a)	26,896	21,630,032
3.25%, 01/15/30(a)	26,698	23,462,736
3.38%, 08/05/26(a)	26,871	25,318,125
3.88%, 02/01/28(a)	26,476	24,872,878
5.50%, 01/18/33(a)	26,956	26,818,525
		122,102,296
Indonesia — 4.1%
Indonesia Government International Bond
1.85%, 03/12/31	12,287	9,955,296
2.15%, 07/28/31 (Call 04/28/31)	13,910	11,449,321
2.85%, 02/14/30	13,473	12,008,081
3.05%, 03/12/51	21,574	15,961,740
3.50%, 01/11/28	14,527	13,679,640
3.55%, 03/31/32 (Call 12/31/31)	11,506	10,443,766
3.70%, 10/30/49	11,137	8,935,438
3.85%, 07/18/27(a)	11,325	10,889,327
3.85%, 10/15/30	18,016	16,916,123
4.10%, 04/24/28	10,975	10,580,558
4.13%, 01/15/25(a)	18,671	18,394,109
Security	Par (000)	Value

Indonesia (continued)
4.20%, 10/15/50	$18,370	$15,880,865
4.35%, 01/08/27(a)	13,978	13,696,204
4.35%, 01/11/48	19,954	17,704,186
4.45%, 04/15/70	11,428	9,793,110
4.55%, 01/11/28 (Call 12/11/27)	11,238	11,080,106
4.63%, 04/15/43(a)	16,631	15,758,704
4.65%, 09/20/32 (Call 06/20/32)	16,329	16,082,759
4.75%, 01/08/26(a)	23,896	23,760,988
4.75%, 02/11/29	13,532	13,421,714
4.75%, 07/18/47(a)	10,630	10,071,075
4.85%, 01/11/33 (Call 10/11/32)	14,355	14,305,475
5.13%, 01/15/45(a)	21,523	21,462,951
5.25%, 01/17/42(a)	24,933	25,138,448
5.25%, 01/08/47(a)	15,944	16,064,058
5.35%, 02/11/49	11,343	11,518,476
5.95%, 01/08/46(a)	14,097	15,345,571
6.63%, 02/17/37(a)	15,921	18,191,653
6.75%, 01/15/44(a)	21,617	25,417,269
7.75%, 01/17/38(a)	21,822	27,355,405
8.50%, 10/12/35(a)	17,540	22,740,785
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(a)	13,971	12,651,858
2.55%, 06/09/31(a)	11,448	9,735,150
2.80%, 06/23/30(a)	11,429	10,047,462
4.15%, 03/29/27(a)	23,266	22,714,596
4.33%, 05/28/25(a)	20,371	20,111,270
4.35%, 09/10/24(a)	11,669	11,547,526
4.40%, 06/06/27(a)	19,552	19,224,700
4.40%, 03/01/28(a)	19,989	19,590,020
4.45%, 02/20/29(a)	13,335	13,073,101
4.55%, 03/29/26(a)	19,724	19,541,158
4.70%, 06/06/32(a)	16,471	16,319,631
		658,559,673
Iraq — 0.2%
Iraq International Bond, 5.80%, 01/15/28(Call 09/17/23)(a)	40,364	37,385,021

Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.13%, 06/15/33(a)	31,982	28,639,881

Jamaica — 0.9%
Jamaica Government International Bond
6.75%, 04/28/28	37,746	39,651,418
7.88%, 07/28/45	48,158	56,303,444
8.00%, 03/15/39	32,931	39,743,436
		135,698,298
Jordan — 0.9%
Jordan Government International Bond
5.75%, 01/31/27(a)	26,307	25,551,200
5.85%, 07/07/30(a)	32,910	30,496,380
6.13%, 01/29/26(a)	26,952	26,616,987
7.38%, 10/10/47(a)	26,562	23,529,151
7.50%, 01/13/29(a)	33,634	33,868,765
		140,062,483
Kazakhstan — 1.1%
Kazakhstan Government International Bond
3.88%, 10/14/24(a)	33,133	33,040,890
4.88%, 10/14/44(a)	26,996	24,536,934
5.13%, 07/21/25(a)	69,177	70,948,623

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kazakhstan (continued)
6.50%, 07/21/45(a)	$40,207	$42,893,632
		171,420,079
Kenya — 0.6%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	27,070	20,438,121
7.25%, 02/28/28(a)	26,242	22,991,141
8.00%, 05/22/32(a)	32,116	27,616,549
8.25%, 02/28/48(a)	26,504	20,735,139
		91,780,950
Kuwait — 0.7%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	120,071	115,360,615

Lebanon — 0.1%
Lebanon Government International Bond
0.00%, 10/04/24(e)(f)	22,896	1,659,960
6.00%, 01/27/23(a)(e)(f)	27,651	2,039,261
6.60%, 11/27/26(a)(e)(f)	43,022	3,060,585
6.65%, 02/26/30(a)(e)(f)	35,919	2,610,234
6.75%, 11/29/27(a)(e)(f)	24,570	1,755,772
6.85%, 03/23/27(a)(e)(f)	31,699	2,302,933
7.00%, 03/23/32(a)(e)(f)	24,483	1,742,700
		15,171,445
Malaysia — 0.3%
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(a)	23,128	22,355,988
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(a)	27,124	25,870,871
		48,226,859
Mexico — 3.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	29,737	24,682,900
3.25%, 04/16/30 (Call 01/16/30)	20,253	17,983,044
3.50%, 02/12/34 (Call 11/12/33)	24,821	20,789,325
3.75%, 01/11/28	16,524	15,657,977
3.75%, 04/19/71 (Call 10/19/70)	27,556	18,250,339
3.77%, 05/24/61 (Call 11/24/60)	27,468	18,721,914
4.13%, 01/21/26	17,174	16,865,211
4.15%, 03/28/27	20,236	19,800,319
4.28%, 08/14/41 (Call 02/14/41)	22,484	18,551,548
4.35%, 01/15/47	10,245	8,190,160
4.40%, 02/12/52 (Call 08/12/51)	18,931	14,898,318
4.50%, 04/22/29	27,664	26,764,367
4.50%, 01/31/50 (Call 07/31/49)	17,525	14,271,659
4.60%, 01/23/46	21,708	17,951,214
4.60%, 02/10/48	16,121	13,244,691
4.75%, 04/27/32 (Call 01/27/32)	21,770	20,741,803
4.75%, 03/08/44	33,766	28,995,202
4.88%, 05/19/33 (Call 02/19/33)	19,358	18,525,025
5.00%, 04/27/51 (Call 10/27/50)	21,089	18,257,802
5.40%, 02/09/28 (Call 01/09/28)	11,900	12,045,418
5.55%, 01/21/45	24,250	23,119,465
5.75%, 10/12/2110	23,322	20,754,947
6.05%, 01/11/40	25,304	25,719,239
6.34%, 05/04/53 (Call 11/04/52)	25,924	26,403,594
6.35%, 02/09/35 (Call 11/09/34)	24,778	25,988,405
6.75%, 09/27/34	15,384	16,731,946
8.30%, 08/15/31	9,059	10,744,880
		514,650,712
Security	Par (000)	Value

Morocco — 0.7%
Morocco Government International Bond
3.00%, 12/15/32(a)	$26,208	$21,035,589
4.00%, 12/15/50(a)	33,064	22,581,389
5.95%, 03/08/28(a)	33,723	33,917,582
6.50%, 09/08/33(a)	32,932	34,002,290
		111,536,850
Nigeria — 2.1%
Nigeria Government International Bond
6.13%, 09/28/28(a)	33,770	29,227,935
6.50%, 11/28/27(a)	40,754	36,334,229
7.14%, 02/23/30(a)	33,902	29,628,314
7.38%, 09/28/33(a)	41,794	34,510,977
7.63%, 11/21/25(a)	29,788	29,101,982
7.63%, 11/28/47(a)	40,677	30,279,552
7.70%, 02/23/38(a)	33,728	26,553,043
7.88%, 02/16/32(a)	39,885	34,807,241
8.25%, 09/28/51(a)	33,459	26,229,848
8.38%, 03/24/29(a)	33,017	30,947,164
8.75%, 01/21/31(a)	26,278	24,479,534
		332,099,819
Oman — 3.5%
Oman Government International Bond
4.75%, 06/15/26(a)	59,012	57,531,389
4.88%, 02/01/25(a)	24,351	23,972,829
5.38%, 03/08/27(a)	46,141	45,457,190
5.63%, 01/17/28(a)	58,462	58,060,951
6.00%, 08/01/29(a)	53,024	53,439,178
6.25%, 01/25/31(a)	40,237	41,255,801
6.50%, 03/08/47(a)	47,433	45,516,707
6.75%, 10/28/27(a)	33,301	34,541,129
6.75%, 01/17/48(a)	67,070	66,232,296
7.00%, 01/25/51(a)	24,290	24,744,952
7.38%, 10/28/32(a)	24,633	27,420,224
Oman Sovereign Sukuk Co.
4.88%, 06/15/30(a)	43,179	42,988,580
5.93%, 10/31/25(a)	36,231	36,610,701
		557,771,927
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	26,134	15,525,687
Pakistan Government International Bond
6.00%, 04/08/26(a)	34,980	18,692,612
6.88%, 12/05/27(a)	40,440	21,488,603
7.38%, 04/08/31(a)	37,785	18,366,911
		74,073,813
Panama — 2.8%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	53,315	40,922,995
3.16%, 01/23/30 (Call 10/23/29)	33,279	29,124,782
3.30%, 01/19/33 (Call 10/19/32)	21,126	17,598,380
3.75%, 03/16/25 (Call 12/16/24)	22,296	21,544,179
3.87%, 07/23/60 (Call 01/23/60)	61,641	40,956,746
3.88%, 03/17/28 (Call 12/17/27)	26,770	25,217,340
4.30%, 04/29/53	37,077	27,596,782
4.50%, 05/15/47	23,337	18,531,445
4.50%, 04/16/50 (Call 10/16/49)	53,366	41,330,900
4.50%, 04/01/56 (Call 10/01/55)	53,286	39,880,308
4.50%, 01/19/63 (Call 07/19/62)	32,019	23,689,257
6.40%, 02/14/35 (Call 11/14/34)	49,265	51,398,667

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama (continued)
6.70%, 01/26/36	$43,614	$46,620,313
6.85%, 03/28/54 (Call 09/28/53)	21,573	22,578,086
		446,990,180
Paraguay — 0.5%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(a)	26,691	25,630,833
5.40%, 03/30/50 (Call 09/30/49)(a)	31,626	27,290,708
6.10%, 08/11/44(a)	26,352	25,088,158
		78,009,699
Peru — 2.6%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	24,238	18,396,642
2.78%, 01/23/31 (Call 10/23/30)	85,357	72,463,825
2.78%, 12/01/60 (Call 06/01/60)	49,785	30,088,560
3.00%, 01/15/34 (Call 10/15/33)	54,137	44,464,884
3.23%, 07/28/2121 (Call 01/28/21)	25,140	15,038,748
3.30%, 03/11/41 (Call 09/11/40)	31,148	23,588,069
3.55%, 03/10/51 (Call 09/10/50)	43,552	32,165,765
3.60%, 01/15/72 (Call 07/15/71)	25,606	17,289,171
5.63%, 11/18/50	62,691	63,746,090
6.55%, 03/14/37	28,165	31,394,117
7.35%, 07/21/25	2,400	2,475,432
8.75%, 11/21/33	53,513	67,288,317
		418,399,620
Philippines — 3.4%
Philippine Government International Bond
1.65%, 06/10/31	24,206	19,301,864
2.46%, 05/05/30	19,129	16,448,071
2.65%, 12/10/45	28,139	19,060,233
2.95%, 05/05/45	26,154	18,777,003
3.00%, 02/01/28	38,218	35,390,632
3.20%, 07/06/46	42,829	31,733,291
3.70%, 03/01/41	37,122	30,877,337
3.70%, 02/02/42	36,896	30,489,010
3.75%, 01/14/29	28,851	27,380,464
3.95%, 01/20/40	37,253	32,338,957
4.20%, 03/29/47	19,390	16,744,622
5.00%, 07/17/33	24,519	24,906,891
5.00%, 01/13/37	25,368	25,308,892
5.50%, 03/30/26	20,230	20,526,774
5.50%, 01/17/48	23,864	24,845,288
6.38%, 01/15/32	19,802	21,917,250
6.38%, 10/23/34	35,932	40,046,214
7.75%, 01/14/31	32,645	38,405,537
9.50%, 02/02/30	38,412	48,082,221
10.63%, 03/16/25	22,505	24,397,895
		546,978,446
Poland — 1.9%
Bank Gospodarstwa Krajowego, 5.38%, 05/22/33(a)	47,305	47,186,738
Republic of Poland Government International Bond
3.25%, 04/06/26	47,154	45,361,676
4.88%, 10/04/33 (Call 07/04/33)	66,958	66,054,067
5.50%, 11/16/27 (Call 08/16/27)	40,027	40,761,896
5.50%, 04/04/53 (Call 10/04/52)	66,821	67,662,056
5.75%, 11/16/32 (Call 08/16/32)	40,390	42,558,135
		309,584,568
Qatar — 3.3%
Qatar Government International Bond
3.25%, 06/02/26(a)	49,432	47,261,935
Security	Par (000)	Value

Qatar (continued)
3.40%, 04/16/25(a)	$22,531	$21,857,323
3.75%, 04/16/30(a)	42,550	40,864,169
4.00%, 03/14/29(a)	56,235	54,957,903
4.40%, 04/16/50(a)	70,141	63,394,839
4.50%, 04/23/28(a)	42,081	42,048,177
4.63%, 06/02/46(a)	28,606	27,107,618
4.82%, 03/14/49(a)	84,725	81,432,586
5.10%, 04/23/48(a)	81,987	81,230,260
5.75%, 01/20/42(a)	14,151	15,534,260
6.40%, 01/20/40(a)	14,685	17,111,696
9.75%, 06/15/30(a)	19,195	25,092,472
		517,893,238
Romania — 2.2%
Romanian Government International Bond
3.00%, 02/27/27(a)	36,636	33,305,421
3.00%, 02/14/31(a)	33,942	28,418,279
3.63%, 03/27/32(a)	28,752	24,651,677
4.00%, 02/14/51(a)	52,910	38,386,205
5.13%, 06/15/48(a)	32,440	28,343,801
5.25%, 11/25/27(a)	26,982	26,356,018
6.00%, 05/25/34(a)	27,416	27,292,628
6.13%, 01/22/44(a)	27,256	26,969,267
6.63%, 02/17/28(a)	38,334	39,664,573
7.13%, 01/17/33(a)	43,388	46,545,419
7.63%, 01/17/53(a)	33,346	37,498,577
		357,431,865
Saudi Arabia — 5.0%
KSA Sukuk Ltd.
2.25%, 05/17/31(a)	18,938	15,910,761
2.97%, 10/29/29(a)	24,193	21,779,990
3.63%, 04/20/27(a)	45,034	43,100,690
4.27%, 05/22/29(d)	28,729	27,974,864
4.30%, 01/19/29(a)	18,831	18,360,602
4.51%, 05/22/33	29,589	28,923,247
5.27%, 10/25/28(a)	23,410	23,890,139
Saudi Government International Bond
2.25%, 02/02/33(a)	26,477	21,235,348
2.50%, 02/03/27(a)	12,403	11,437,675
2.75%, 02/03/32(a)	10,036	8,682,946
2.90%, 10/22/25(a)	23,763	22,624,752
3.25%, 10/26/26(a)	51,523	48,871,626
3.25%, 10/22/30(a)	15,014	13,596,979
3.25%, 11/17/51(a)	11,437	7,865,797
3.45%, 02/02/61(a)	22,419	15,397,369
3.63%, 03/04/28(a)	49,586	46,955,463
3.75%, 01/21/55(a)	27,263	20,383,455
4.00%, 04/17/25(a)	36,706	35,813,677
4.38%, 04/16/29(a)	38,439	37,473,028
4.50%, 04/17/30(a)	29,176	28,597,440
4.50%, 10/26/46(a)	64,809	56,228,288
4.50%, 04/22/60(a)	29,510	25,279,446
4.63%, 10/04/47(a)	43,644	38,196,792
4.75%, 01/18/28(a)	32,122	31,834,829
4.88%, 07/18/33(a)	33,950	33,938,457
5.00%, 04/17/49(a)	34,364	31,687,732
5.00%, 01/18/53(a)	31,088	28,594,432
5.25%, 01/16/50(a)	34,526	33,076,599
5.50%, 10/25/32(a)	24,440	25,618,986
		803,331,409

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(a)	$28,556	$24,546,452
6.75%, 03/13/48(a)	27,009	20,157,627
		44,704,079
Serbia — 0.3%
Serbia International Bond
2.13%, 12/01/30(a)	31,562	24,422,991
6.50%, 09/26/33(a)	26,345	26,355,275
		50,778,266
South Africa — 2.6%
Republic of South Africa Government
International Bond
4.30%, 10/12/28	49,555	44,741,227
4.85%, 09/27/27	24,925	23,741,561
4.85%, 09/30/29	50,005	45,126,512
4.88%, 04/14/26	31,362	30,380,683
5.00%, 10/12/46	23,977	16,746,016
5.38%, 07/24/44	24,357	18,320,361
5.65%, 09/27/47	36,261	27,123,228
5.75%, 09/30/49	74,994	56,085,763
5.88%, 09/16/25	50,020	49,685,366
5.88%, 06/22/30	35,052	32,857,394
5.88%, 04/20/32	34,771	31,845,021
7.30%, 04/20/52	40,113	35,658,452
		412,311,584
Sri Lanka — 0.7%
Sri Lanka Government International Bond
6.20%, 05/11/27(a)(e)(f)	38,580	17,102,128
6.75%, 04/18/28(a)(e)(f)	33,530	14,870,555
6.83%, 07/18/26(a)(e)(f)	26,337	11,911,698
6.85%, 03/14/24(a)(e)(f)	23,326	10,372,606
6.85%, 11/03/25(a)(e)(f)	36,800	16,704,992
7.55%, 03/28/30(a)(e)(f)	39,851	17,640,045
7.85%, 03/14/29(a)(e)(f)	37,310	16,544,747
		105,146,771
Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	26,124	25,327,740

Tunisia — 0.1%
Tunisian Republic, 5.75%, 01/30/25(a)	25,655	17,868,964

Turkey — 4.9%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(a)	8,098	7,787,685
5.13%, 06/22/26(a)	27,469	25,609,074
7.25%, 02/24/27(a)	33,053	32,553,569
9.76%, 11/13/25(a)	27,527	28,719,194
Turkey Government International Bond
4.25%, 03/13/25	22,497	21,481,710
4.25%, 04/14/26	16,421	15,079,404
4.75%, 01/26/26	19,445	18,287,634
4.88%, 10/09/26	32,933	30,265,427
4.88%, 04/16/43	33,318	22,796,842
5.13%, 02/17/28	20,713	18,807,611
5.25%, 03/13/30	20,779	17,912,121
5.60%, 11/14/24	21,803	21,411,636
5.75%, 05/11/47	38,700	28,451,853
5.88%, 06/26/31	18,663	16,185,300
5.95%, 01/15/31	24,710	21,768,522
Security	Par (000)	Value

Turkey (continued)
6.00%, 03/25/27	$33,422	$31,496,893
6.00%, 01/14/41	31,419	24,730,209
6.13%, 10/24/28	29,640	27,591,876
6.35%, 08/10/24	6,000	5,979,180
6.38%, 10/14/25	27,060	26,423,549
6.50%, 09/20/33	15,350	13,726,738
6.63%, 02/17/45	33,037	27,149,476
6.75%, 05/30/40	21,558	18,180,077
6.88%, 03/17/36	30,565	27,388,991
7.25%, 03/05/38	10,533	9,676,035
7.38%, 02/05/25	35,825	36,123,064
7.63%, 04/26/29	30,941	30,450,585
8.00%, 02/14/34	16,185	16,212,676
8.60%, 09/24/27	21,571	21,995,302
9.13%, 07/13/30	27,668	28,735,799
9.38%, 03/14/29	24,970	26,075,422
9.38%, 01/19/33	30,285	31,901,311
9.88%, 01/15/28	37,888	40,182,118
11.88%, 01/15/30	14,976	17,842,257
		788,979,140
Ukraine — 0.8%
Ukraine Government International Bond
6.88%, 05/21/31(a)(e)(f)	47,248	13,938,160
7.25%, 03/15/35(a)(e)(f)	69,913	20,920,067
7.38%, 09/25/34(a)(e)(f)	79,783	23,535,985
7.75%, 09/01/25(a)(e)(f)	35,372	11,655,074
7.75%, 09/01/26(a)(e)(f)	34,602	10,899,630
7.75%, 09/01/27(a)(e)(f)	35,589	11,121,562
7.75%, 09/01/28(a)(e)(f)	36,022	11,166,820
7.75%, 09/01/29(a)(e)(f)	35,552	11,021,120
9.75%, 11/01/30(a)(e)(f)	45,081	14,200,515
		128,458,933
United Arab Emirates — 3.3%
Abu Dhabi Government International Bond
1.63%, 06/02/28(a)	22,762	19,917,888
1.70%, 03/02/31(a)	18,644	15,448,978
1.88%, 09/15/31(a)	20,158	16,734,970
2.13%, 09/30/24(a)	27,000	25,967,250
2.50%, 04/16/25(a)	29,441	28,096,430
2.50%, 09/30/29(a)	33,747	30,260,597
2.70%, 09/02/70(a)	17,589	10,757,784
3.00%, 09/15/51(a)	14,110	9,954,323
3.13%, 05/03/26(a)	30,805	29,452,660
3.13%, 10/11/27(a)	46,307	43,831,428
3.13%, 04/16/30(a)	34,017	31,458,922
3.13%, 09/30/49(a)	45,024	32,727,495
3.88%, 04/16/50(a)	43,698	36,621,983
4.13%, 10/11/47(a)	34,013	29,757,293
Emirate of Dubai Government International Bond
3.90%, 09/09/50(a)	13,174	9,698,172
5.25%, 01/30/43(a)	10,879	10,224,955
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	10,525	6,779,889
6.50%, 11/23/32(a)	10,910	11,264,575
RAK Capital, 3.09%, 03/31/25(a)	8,614	8,268,234
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	11,592	10,562,283
3.23%, 10/23/29(a)	11,250	10,022,737
3.85%, 04/03/26(a)	11,299	10,854,045

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates (continued)
4.23%, 03/14/28(a)	$12,700	$12,080,113
UAE International Government Bond
2.00%, 10/19/31(a)	11,352	9,511,841
2.88%, 10/19/41(a)	11,297	8,557,026
3.25%, 10/19/61(a)	22,129	15,844,364
4.05%, 07/07/32(a)	20,617	20,133,119
4.95%, 07/07/52(a)	13,870	13,733,658
		518,523,012
Uruguay — 2.1%
Uruguay Government International Bond
4.38%, 10/27/27	37,475	37,033,220
4.38%, 01/23/31 (Call 10/23/30)	55,961	54,700,913
4.98%, 04/20/55	68,168	66,418,713
5.10%, 06/18/50	105,433	105,082,958
5.75%, 10/28/34 (Call 07/28/34)	40,209	43,316,206
7.63%, 03/21/36	28,193	34,314,211
		340,866,221
Vietnam — 0.1%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	23,627	23,050,501

Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(a)(e)(f)	24,143	13,934,857
8.97%, 07/30/27(a)(e)(f)	31,452	17,993,689
		31,928,546

Total Foreign Government Obligations — 85.4%
(Cost: $16,669,641,204)		13,630,737,259
Total Long-Term Investments — 97.7%
(Cost: $19,058,645,770)		15,600,164,007
Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(j)(k)	156,580	$156,580,000

Total Short-Term Securities — 1.0%
(Cost: $156,580,000)		156,580,000

Total Investments — 98.7%
(Cost: $19,215,225,770)		15,756,744,007

Other Assets Less Liabilities — 1.3%		200,413,513

Net Assets — 100.0%		$15,957,157,520

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Perpetual security with no stated maturity date.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Zero-coupon bond.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$122,810,000	$33,770,000	(a)	$—	$—	$—	$156,580,000	156,580	$2,277,223	$106

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,969,426,748	$—	$1,969,426,748
Foreign Government Obligations	—	13,630,737,259	—	13,630,737,259
Short-Term Securities
Money Market Funds	156,580,000	—	—	156,580,000
	$156,580,000	$15,600,164,007	$—	$15,756,744,007

Portfolio Abbreviation

CMT	Constant Maturity Treasury

Currency Abbreviations

USD	United States Dollar